Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Balance at start of period	$ 6	$ 11
Additional allowance	5	1
Write offs	(1)	(3)
Reversals	0	(2)
Change due to translation differences	1	(1)
Balance at end of period	$ 11	$ 6